Organization and principal activities - OptAim (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Consolidated VIE and VIE's subsidiary
Total assets	$ 321,516	$ 207,258
Total Liabilities	206,960	100,618
OptAim VIE
Consolidated VIE and VIE's subsidiary
Total assets	9,733	5,706
Total Liabilities	2,993	3,359
Registered capital and statutory reserve	$ 2,081	$ 2,081